Unsecured senior notes (Tables) - Unsecured senior notes	6 Months Ended
Sep. 30, 2020
Unsecured senior notes
Summary of the unsecured senior notes

	As of	As of	Effective
	March 31, 2020	September 30, 2020	interest rate

	(in millions of RMB)
US$1,500 million 3.125% notes due 2021	10,604	10,196	3.26%
US$700 million 2.800% notes due 2023	4,946	4,755	2.90%
US$2,250 million 3.600% notes due 2024	15,891	15,274	3.68%
US$2,550 million 3.400% notes due 2027	17,929	17,235	3.52%
US$700 million 4.500% notes due 2034	4,906	4,715	4.60%
US$1,000 million 4.000% notes due 2037	7,028	6,754	4.06%
US$1,750 million 4.200% notes due 2047	12,291	11,811	4.25%
US$1,000 million 4.400% notes due 2057	7,021	6,746	4.44%
Carrying value	80,616	77,486
Unamortized discount and debt issuance costs	550	501
Total principal amounts of unsecured senior notes	81,166	77,987
Less: current portion of principal amounts of unsecured senior notes	—	—
Non-current portion of principal amounts of unsecured senior notes	81,166	77,987

Schedule of future principal payments due

Principal amounts
(in millions of RMB)
Within 1 year	—
Between 1 to 2 years	10,217
Between 2 to 3 years	4,768
Between 3 to 4 years	—
Between 4 to 5 years	15,325
Thereafter	47,677
77,987